Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Property, Plant and Equipment
15.	PROPERTY, PLANT AND EQUIPMENT
The carrying amounts of each class of property, plant and equipment were as follows:

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Land and land improvements	$13,006,893	$13,523,045	$441,641
Buildings and improvements	91,623,291	100,697,091	3,288,605
Machinery and equipment	142,129,485	126,807,662	4,141,334
Other equipment	3,401,543	3,019,031	98,597
Construction in progress and machinery under installation	18,073,406	20,765,193	678,158

	$268,234,618	$264,812,022	$8,648,335

For the year ended December 31, 2021

	Land	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery under Installation	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2021	$10,457,960	$158,812,500	$416,368,479	$16,870,978	$13,853,465	$616,363,382
Additions	1,126,012	2,718,507	1,332,497	135,439	69,105,086	74,417,541
Disposals	(2,400)	(659,833)	(10,999,274)	(2,144,766)	(32,960)	(13,839,233)
Disposal of subsidiaries (Note 30)	—	(12,344,067)	(33,309,236)	(1,247,326)	(1,237,431)	(48,138,060)
Reclassification	393	5,038,562	53,856,444	1,181,455	(64,884,288)	(4,807,434)
Acquisitions through business combinations (Note 29)	—	5,284	28,282	3,108	4,852	41,526
Effect of foreign currency exchange differences	(51,425)	(929,254)	(3,788,594)	(197,844)	123,549	(4,843,568)

Balance at December 31, 2021	$11,530,540	$152,641,699	$423,488,598	$14,601,044	$16,932,273	$619,194,154

Accumulated depreciation and impairment

Balance at January 1, 2021	$—	$75,998,643	$293,828,682	$12,170,660	$—	$381,997,985
Depreciation expense	—	7,620,561	39,147,076	1,836,523	—	48,604,160
Impairment losses recognized	—	15,915	105,815	5,036	—	126,766
Disposals	—	(565,551)	(10,151,428)	(2,065,174)	—	(12,782,153)
Disposal of subsidiaries (Note 30)	—	(5,369,867)	(24,974,206)	(1,100,858)	—	(31,444,931)
Reclassification	—	(3,924,490)	142,234	(18,218)	—	(3,800,474)
Acquisitions through business combinations (Note 29)	—	241	1,067	2,452	—	3,760
Effect of foreign currency exchange differences	—	(407,690)	(2,813,158)	(157,661)	—	(3,378,509)

Balance at December 31, 2021	$—	$73,367,762	$295,286,082	$10,672,760	$—	$379,326,604

For the year ended December 31, 2022

	Land	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery under Installation	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2022	$11,530,540	$152,641,699	$423,488,598	$14,601,044	$16,932,273	$619,194,154
Additions	1,453,816	302,092	1,514,563	137,208	72,392,895	75,800,574
Disposals	(63,446)	(1,129,046)	(7,457,317)	(1,176,897)	(6,271)	(9,832,977)
Reclassification	—	19,150,796	51,716,057	560,828	(71,530,690)	(103,009)
Effect of foreign currency exchange differences	85,983	1,833,158	4,232,801	232,425	285,199	6,669,566

Balance at December 31, 2022	$13,006,893	$172,798,699	$473,494,702	$14,354,608	$18,073,406	$691,728,308

Accumulated depreciation and impairment

Balance at January 1, 2022	$—	$73,367,762	$295,286,082	$10,672,760	$—	$379,326,604
Depreciation expense	—	7,516,917	39,819,816	1,609,023	—	48,945,756
Impairment losses recognized	—	244,719	155,334	5,346	—	405,399
Disposals	—	(1,081,082)	(7,114,817)	(1,138,221)	—	(9,334,120)
Reclassification	—	198,534	365,180	(365,180)	—	198,534
Effect of foreign currency exchange differences	—	928,558	2,853,622	169,337	—	3,951,517

Balance at December 31, 2022	$—	$81,175,408	$331,365,217	$10,953,065	$—	$423,493,690

For the year ended December 31, 2023
	Land and Land Improvements	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery under Installation	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2023	$13,006,893	$172,798,699	$473,494,702	$14,354,608	$18,073,406	$691,728,308
Additions	424,130	1,866,786	2,308,779	141,158	44,017,796	48,758,649
Disposals	(3,436)	(8,786,519)	(7,912,516)	(1,441,685)	(9,457)	(18,153,613)
Reclassification	142,562	16,398,574	24,044,088	992,109	(41,394,745)	182,588
Acquisitions through business combinations (Note 29)	17,921	113,416	1,133,555	133,867	167,477	1,566,236
Effect of foreign currency exchange differences	(6,584)	(594,193)	(2,394,857)	(88,199)	(89,284)	(3,173,117)

Balance at December 31, 2023	$13,581,486	$181,796,763	$490,673,751	$14,091,858	$20,765,193	$720,909,051

Accumulated depreciation and impairment

Balance at January 1, 2023	$—	$81,175,408	$331,365,217	$10,953,065	$—	$423,493,690
Depreciation expense	17,860	8,896,551	41,403,363	1,481,707	—	51,799,481
Impairment losses recognized	—	134,999	10,802	769	—	146,570
Disposals	(3,436)	(8,771,076)	(7,774,818)	(1,431,696)	—	(17,981,026)
Reclassification	43,725	(35,568)	7,674	35,200	—	51,031
Acquisitions through business combinations (Note 29)	—	24,770	728,504	126,713	—	879,987
Effect of foreign currency exchange differences	292	(325,412)	(1,874,653)	(92,931)	—	(2,292,704)

Balance at December 31, 2023	$58,441	$81,099,672	$363,866,089	$11,072,827	$—	$456,097,029

	Land and Land Improvements	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery under Installation	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2023	$424,784	$5,643,328	$15,463,576	$468,798	$590,248	$22,590,734
Additions	13,851	60,966	75,401	4,610	1,437,551	1,592,379
Disposals	(112)	(286,954)	(258,410)	(47,083)	(309)	(592,868)
Reclassification	4,656	535,551	785,241	32,401	(1,351,886)	5,963
Acquisitions through business combinations (Note 29)	585	3,704	37,020	4,372	5,470	51,151
Effect of foreign currency exchange differences	(215)	(19,405)	(78,212)	(2,880)	(2,916)	(103,628)

Balance at December 31, 2023	$443,549	$5,937,190	$16,024,616	$460,218	$678,158	$23,543,731

Accumulated depreciation and impairment

Balance at January 1, 2023	$—	$2,651,058	$10,821,855	$357,710	$—	$13,830,623
Depreciation expense	583	290,547	1,352,168	48,390	—	1,691,688
Impairment losses recognized	—	4,409	353	25	—	4,787
Disposals	(112)	(286,449)	(253,913)	(46,757)	—	(587,231)
Reclassification	1,428	(1,162)	250	1,150	—	1,666
Acquisitions through business combinations (Note 29)	—	809	23,792	4,138	—	28,739
Effect of foreign currency exchange differences	9	(10,627)	(61,223)	(3,035)	—	(74,876)

Balance at December 31, 2023	$1,908	$2,648,585	$11,883,282	$361,621	$—	$14,895,396

Based on the future operation plans and the capacity evaluation, the Group assessed that a portion of plant, equipment and other equipment in the packaging segment, testing segment and EMS segment were not qualified for the production needs and, therefore, recognized an impairment loss of

NT$126,766 thousand, NT$405,399 thousand and NT$146,570 thousand (US$4,787 thousand) under the line item of other operating income and expenses (Note 25) for the years ended December 31, 2021, 2022 and 2023, respectively. Part of the recoverable amounts were determined by the fair value less cost of disposal, of which the fair value was based on the recent quoted prices of assets with similar age and obsolescence provided by vendors in secondary market, which represented Level 3 inputs because the secondary market was not active. The recoverable amount of the other impaired plant and equipment was determined using value in use and the Group expected to derive nearly no cash flows from these assets.
Each class of property, plant and equipment was depreciated on a straight-line basis over the following useful lives:

Land improvements	7-30 years
Buildings and improvements
Main plant buildings	10-55 years
Cleanrooms	10-20 years
Others	3-24 years
Machinery and equipment	2-15 years
Other equipment	2-25 years
The capitalized borrowing costs for the years ended December 31, 2021, 2022 and 2023 are disclosed in Note 25.